Partners III Opportunity Fund (Prospectus Summary) | Partners III Opportunity Fund
Partners III Opportunity Fund Summary
Investment Objective
The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Partners III Opportunity Fund (USD $)	Institutional Class	Investor Class
Maximum sales charge (load) on purchase	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Partners III Opportunity Fund		Institutional Class	Investor Class
Management fees		1.00%	1.00%
Distribution (12b-1) fees		none	0.25%
Dividend expense on short sales		0.16%	0.16%
Other expenses		0.35%	0.31%	[1]
Acquired fund fees and expenses	[2]	0.02%	0.02%
Total annual fund operating expenses		1.53%	1.74%
[1]	The other expenses for the Investor Class are estimated. Actual expenses, which will be based on actual Investor Class net assets, could be different.
[2]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Partners III Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	156	483	834	1,824
Investor Class	177	548	944	2,052

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of the portfolio.

Principal Investment Strategies
The Fund's investment strategy (which we call "value investing") is based on our belief that stock prices fluctuate around the true value of a company. The Fund is a "multi-cap" fund and may invest in securities of any market capitalization.

We look to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business. At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company's "franchise" in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company's stock at a significant discount to this "private market value." We invest with a 3-5 year time horizon. The Fund anticipates that the stock price will rise as the value of the
business grows and as the valuation discount narrows.   Ideally the business
value grows and the stock continues to trade at a discount for long periods of time. We generally will sell these stocks as they approach or exceed our estimate of private market value. The Fund may also engage in short selling of securities, including short sales of exchange traded funds, when we anticipate a decline in the value of such securities.

We do not try to "time" the market. However, if there is cash available for investment and there are not securities that meet the Fund's investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•  Market Risk  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•  Investment in Undervalued Securities  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•  Non-diversified Risk  Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•  Smaller Company Risk  Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•  Investments in Other Investment Companies  The Fund may invest in the shares of other investment companies, including affiliated and non-affiliated money market funds. Investing in the shares of other investment companies involves the risk that such other investment companies will not achieve their objectives or will achieve a yield or return that is lower than that of the
   Fund. To the extent that the Fund is invested in the shares of other investment companies, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in investment company shares.

•  Investments in Exchange Traded Funds  The Fund may invest in exchange traded funds ("ETFs"). ETFs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weightings of securities in the applicable index. ETFs also incur certain expenses not incurred by their applicable index. Additionally, certain securities comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF's ability to track its index. To the extent that the Fund is invested in an ETF, the Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in an ETF.

•  Short Sales Risk  If the price of a stock or ETF sold short increases after the sale, the Fund will lose money because it will have to pay a higher price to repurchase the borrowed stock when it closes its short position. The loss of value on a short sale is theoretically unlimited. The Fund has to borrow the securities to enter into the short sale. If the lender demands the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities. If this occurs at the same time other short sellers are trying to borrow or buy in the securities, a
   "short squeeze" could occur, causing the stock price to rise and making it more likely that the Fund will have to cover its short position at an unfavorable price.

•  Leverage Risk  The Fund may borrow from banks or brokers and pledge its assets in connection with the borrowing.  If the interest expense on the borrowings is greater than the income and increase in value of the securities purchased
   with   the proceeds of the borrowing, the use of leverage will decrease the return to the Fund's shareholders. The use of leverage may decrease the return to the Fund. The use of leverage also tends to magnify the volatility of the
   Fund's returns.

•  Failure to Meet Investment Objective  There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional
Class shares from year to year over the period indicated and by showing how the
Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes (prior to August 1, 2011, the Institutional Class was the only class of Fund shares available). The Standard
& Poor's 500 Index, the Fund's primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies. Because the Investor
Class is new, no investment performance for that class is available, but the performance for the Investor Class would have been substantially similar, yet lower than the Institutional Class, because the shares of both classes are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser. The
Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available on our website at weitzfunds.com or by calling us toll-free at 800-304-9745.

As of December 30, 2005, the Fund succeeded to substantially all of the assets of Weitz Partners III Limited Partnership ("Partnership"). Performance of the
Fund is measured from June 1, 1983, the inception of the Partnership. The Fund's investment objectives, policies and restrictions are materially equivalent to those of the Partnership and the Partnership was managed at all times with full investment authority by Wallace R. Weitz & Company. During this period, the
Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the
Internal Revenue Code, which if applicable, might have adversely affected the performance of the Partnership.

Calendar Year Total Returns, Institutional Class

The year-to-date return for the Fund's Institutional Class for the six months ended June 30, 2011 was 8.38%.

       Best and Worst Performing Quarters (during the period shown above)

                Quarter/Year   Total Return
Best Quarter  2nd Quarter 2003    26.07%
Worst Quarter 4th Quarter 2008   -21.13%

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns Partners III Opportunity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Return Before Taxes	33.03%	5.38%	7.23%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	33.03%	4.96%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.47%	4.52%
Standard & Poor's 500 Index	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.09%	2.29%	1.41%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	2.74%	2.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA). After tax return for the 10 year period is not provided because the Partners III Partnership's tax treatment was different than that of a registered investment company.